SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
15.	SHAREHOLDERS’ EQUITY
Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2012	90,000,000	47,303,394	473
Common Shares Issued in Follow-on Offering		5,500,000	55
Compensation – Restricted Shares		112,245	1
Balance as of December 31, 2012	90,000,000	52,915,639	529
Common Shares Issued in Follow-on Offering		20,556,250	206
Shares issued in connection with the Scandic acquisition		1,910,112	19
Balance as of December 31, 2013	90,000,000	75,382,001	754
Common Shares Issued in Follow-on Offering		13,800,000	138
Increase in Authorized Shares	90,000,000
Balance as of December 31, 2014	180,000,000	89,182,001	892

Of the shares issued and outstanding a total of 2,600,663, 2,600,663 and 690,551 were restricted shares issued to the Manager under the former management agreement, and 73,000, 40,000 and 217,500 shares were restricted  to members of the Board and employees as of December 31, 2014, 2013 and 2012, respectively.

On June 17, 2014, at its Annual General Meeting (“AGM”) held in Bermuda, the Company increased authorized share capital from 90,000,000 common shares to 180,000,000.

In April 2014, the Company completed an underwritten public offering of 13,800,000 common shares which increased its equity by $113.4 million.

In April and November 2013, the Company completed an underwritten public offering of 11,212,500 and 9,343,750 common shares which strengthened the equity by $102.2 million and $70.9 million, respectively.

Compensation for Scandic was partly paid in shares. The Company transferred 1,910,112 shares which are subject to a one-year lock up. For further background and details related to the acquisition please see Note 3 and 9.

In January 2012, the Company completed an underwritten public offering of 5,500,000 common shares which increased the equity by $75.6 million.

Additional Paid in Capital

Included in Additional Paid in Capital is the Company’s Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to its creditors and a subsequent period for creditor notice of concern, regarding the Company’s intention to make such funds available for distribution following shareholder approval. The Share Premium Fund was $77.4 million and $172.4 million as of December 31, 2014 and 2013 respectively. Credits and Charges to Additional Paid in Capital were a result of the accounting for the Company’s share based compensation programs and issuance of shares in relation to the acquisition of Scandic.

On June 17, 2014, at the Company’s Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $208.2 million. The legal procedures related to this reduction were finalized in July 2014, upon which the amount became eligible for distribution.

Contributed Surplus Account

The Company’s Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company’s shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For 2014, the Company had a net loss of $12.8 million. As such, all dividend distributions were charge to the Company’s Contributed Surplus Account. The accumulated deficit at year end of 2013 was charged against the Company’s Contributed Surplus Account in 2014. The accumulated deficit at the end of 2014 is to be charged against the Company’s Contributed Surplus Account in 2015.

Stockholders Rights Plan

In 2007, the Board of Directors adopted a stockholders rights agreement and declared a dividend of one preferred stock purchase right to purchase one one-thousandth of a share of the Company’s Series A Participating Preferred Stock for each outstanding share of its common stock, par value $0.01 per share. The dividend was payable on February 27, 2007 to stockholders of record on that date. Each right entitles the registered holder to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of $115, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company’s common stock.

This stockholders rights plan was designed to enable us to protect stockholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company.